TRADE AND OTHER RECEIVABLES - Expected Credit Losses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
TRADE AND OTHER RECEIVABLES
As at beginning	€ 1,755	€ 941
Bad debt written-off		(419)
Net additional provision for doubtful debts	602	1,076
Provision for late interest receivable	58	157
As at end	€ 2,415	€ 1,755